Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	$ 97,566	$ 27,935
Liabilities, carrying amount	19,702	22,904
Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	10,073	6,963
Liabilities, fair value	10,073	6,963
Level 3 | Notes Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	4,828	1,278
Liabilities, fair value	4,828	1,278
Level 3 | Bonds, Mortgages and Other Long-Term Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount		1,654
Liabilities, fair value		1,654
Level 3 | Convertible Note Payable, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount		1,519
Liabilities, fair value		1,846
Level 3 | Indebtedness to Related Parties, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	3,105	9,695
Liabilities, fair value	3,105	9,695
Receivables | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	3,825	5,053
Assets, fair value	$ 3,825	$ 5,053